Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Numerators and Denominators of Basic and Diluted Net Loss per Share Computations

The numerators and denominators of the basic and diluted net loss per share computations are calculated as follows:

	Year Ended December 31,
	2018	2017	2016
Numerator:
Net loss attributable to Ceridian	$(63.4)	$(9.2)	$(92.9)
Less: (Loss) income from discontinued operations	(25.8)	(6.0)	12.5
Net loss from continuing operations attributable to Ceridian	(37.6)	(3.2)	(105.4)
Less: Senior Preferred Stock dividends declared	7.7	20.5	14.1
Net loss from continuing operations attributable to Ceridian available to common stockholders	$(45.3)	$(23.7)	$(119.5)
Denominator:
Weighted-average shares outstanding—basic	114,049,682	65,204,960	64,988,338
Weighted-average shares outstanding—diluted	114,049,682	65,204,960	64,988,338
Net loss per share from continuing operations attributable to Ceridian—basic and diluted	$(0.40)	$(0.36)	$(1.84)
Net (loss) income per share from discontinued operations—basic and diluted	$(0.22)	$(0.10)	$0.19
Net loss per share attributable to Ceridian—basic and diluted	$(0.62)	$(0.46)	$(1.65)

Schedule of Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss per Share

The following potentially dilutive shares were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive:

	Year Ended December 31,
	2018	2017	2016
Senior convertible preferred stock	5,523,993	16,802,144	12,601,608
Junior convertible preferred stock	19,148,814	58,244,308	58,244,308
Stock options	14,227,487	10,201,105	8,423,124
RSUs	587,283	451,190	155,692